Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,914
Depreciation expenses	(26,930)		$ (27,461)	$ (28,143)
Additions	23,164		27,979	26,069
Impairment losses	93	$ 4	0	0
Ending balance	283,694	$ 9,484	288,914
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	276,370
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,891		946,460	936,128
Additions			27,979	26,069
Disposal			(33,350)	(15,448)
Effect of foreign exchange differences			60	(176)
Others			(258)	(113)
Ending balance			940,891	946,460
Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,891
Effect of retrospective application of IFRS 16	(11,086)
Additions	23,160
Disposal	(32,837)
Effect of foreign exchange differences	(44)
Others	(1,571)
Ending balance	918,513		940,891
Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	929,805
Ending balance			929,805
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(651,977)		(657,752)	(644,958)
Depreciation expenses			(27,461)	(28,143)
Disposal			33,228	15,182
Effect of foreign exchange differences			(20)	47
Others			28	120
Ending balance			(651,977)	(657,752)
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(651,977)
Depreciation expenses	(26,856)
Effect of retrospective application of IFRS 16	3,842
Disposal	32,751
Impairment losses	(93)
Effect of foreign exchange differences	17
Others	173
Ending balance	(642,143)		(651,977)
Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(648,135)
Ending balance			(648,135)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972
Ending balance			103,972
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972		104,079	103,872
Additions			0	0
Disposal			(71)	(158)
Effect of foreign exchange differences			0	0
Others			(36)	365
Ending balance			103,972	104,079
Land [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972
Effect of retrospective application of IFRS 16	(3,617)
Additions	0
Disposal	(38)
Effect of foreign exchange differences	0
Others	(1,214)
Ending balance	99,103		103,972
Land [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	100,355
Ending balance			100,355
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses			0	0
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			0	0
Ending balance			0	0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	0
Effect of retrospective application of IFRS 16	0
Disposal	0
Impairment losses	0
Effect of foreign exchange differences	0
Others	0
Ending balance	0		0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance			0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263
Ending balance			263
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,601		1,595	1,581
Additions			0	0
Disposal			0	(5)
Effect of foreign exchange differences			0	0
Others			6	19
Ending balance			1,601	1,595
Land improvements [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,601
Effect of retrospective application of IFRS 16	(1)
Additions	0
Disposal	(7)
Effect of foreign exchange differences	0
Others	25
Ending balance	1,618		1,601
Land improvements [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,600
Ending balance			1,600
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,338)		(1,293)	(1,248)
Depreciation expenses			(45)	(50)
Disposal			0	4
Effect of foreign exchange differences			0	0
Others			0	1
Ending balance			(1,338)	(1,293)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,338)
Depreciation expenses	(43)
Effect of retrospective application of IFRS 16	1
Disposal	6
Impairment losses	0
Effect of foreign exchange differences	0
Others	(1)
Ending balance	(1,375)		(1,338)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,337)
Ending balance			(1,337)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	44,784
Ending balance			44,784
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	72,911		72,694	67,738
Additions			21	30
Disposal			0	(108)
Effect of foreign exchange differences			0	0
Others			196	5,034
Ending balance			72,911	72,694
Buildings [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	72,911
Effect of retrospective application of IFRS 16	(3,583)
Additions	1,221
Disposal	(3)
Effect of foreign exchange differences	0
Others	455
Ending balance	71,001		72,911
Buildings [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	69,328
Ending balance			69,328
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,127)		(26,799)	(25,591)
Depreciation expenses			(1,356)	(1,402)
Disposal			0	47
Effect of foreign exchange differences			0	0
Others			28	147
Ending balance			(28,127)	(26,799)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,127)
Depreciation expenses	(1,301)
Effect of retrospective application of IFRS 16	1,265
Disposal	3
Impairment losses	0
Effect of foreign exchange differences	0
Others	183
Ending balance	(27,977)		(28,127)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(26,862)
Ending balance			(26,862)
Computer equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,115
Ending balance			2,115
Computer equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,258		14,162	14,295
Additions			52	78
Disposal			(643)	(974)
Effect of foreign exchange differences			0	(1)
Others			687	764
Ending balance			14,258	14,162
Computer equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,258
Effect of retrospective application of IFRS 16	0
Additions	57
Disposal	(1,916)
Effect of foreign exchange differences	0
Others	606
Ending balance	13,005		14,258
Computer equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,258
Ending balance			14,258
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(12,143)		(11,788)	(11,582)
Depreciation expenses			(983)	(1,192)
Disposal			632	967
Effect of foreign exchange differences			0	0
Others			(4)	19
Ending balance			(12,143)	(11,788)
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(12,143)
Depreciation expenses	(827)
Effect of retrospective application of IFRS 16	0
Disposal	1,909
Impairment losses	0
Effect of foreign exchange differences	0
Others	(7)
Ending balance	(11,068)		(12,143)
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(12,143)
Ending balance			(12,143)
Telecommunications equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	116,322
Ending balance			116,322
Telecommunications equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	715,748		722,054	715,692
Additions			159	193
Disposal			(31,984)	(13,739)
Effect of foreign exchange differences			60	(172)
Others			25,459	20,080
Ending balance			715,748	722,054
Telecommunications equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	715,748
Effect of retrospective application of IFRS 16	(3,885)
Additions	120
Disposal	(30,417)
Effect of foreign exchange differences	(37)
Others	24,503
Ending balance	706,032		715,748
Telecommunications equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	711,863
Ending balance			711,863
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(599,426)		(607,154)	(596,497)
Depreciation expenses			(24,236)	(24,492)
Disposal			31,952	13,712
Effect of foreign exchange differences			(20)	45
Others			32	78
Ending balance			(599,426)	(607,154)
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(599,426)
Depreciation expenses	(23,906)
Effect of retrospective application of IFRS 16	2,576
Disposal	30,380
Impairment losses	0
Effect of foreign exchange differences	16
Others	22
Ending balance	(590,338)		(599,426)
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(596,850)
Ending balance			(596,850)
Transportation equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	231
Ending balance			231
Transportation equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,882		3,834	3,866
Additions			0	1
Disposal			(29)	(62)
Effect of foreign exchange differences			0	0
Others			77	29
Ending balance			3,882	3,834
Transportation equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,882
Effect of retrospective application of IFRS 16	0
Additions	1
Disposal	(51)
Effect of foreign exchange differences	0
Others	80
Ending balance	3,912		3,882
Transportation equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,882
Ending balance			3,882
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,651)		(3,513)	(3,237)
Depreciation expenses			(162)	(330)
Disposal			29	63
Effect of foreign exchange differences			0	0
Others			(5)	(9)
Ending balance			(3,651)	(3,513)
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,651)
Depreciation expenses	(91)
Effect of retrospective application of IFRS 16	0
Disposal	51
Impairment losses	0
Effect of foreign exchange differences	0
Others	(3)
Ending balance	(3,694)		(3,651)
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,651)
Ending balance			(3,651)
Miscellaneous equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,582
Ending balance			2,582
Miscellaneous equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,874		9,515	8,943
Additions			334	193
Disposal			(623)	(402)
Effect of foreign exchange differences			0	(3)
Others			648	784
Ending balance			9,874	9,515
Miscellaneous equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,874
Effect of retrospective application of IFRS 16	0
Additions	149
Disposal	(405)
Effect of foreign exchange differences	(1)
Others	473
Ending balance	10,090		9,874
Miscellaneous equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,874
Ending balance			9,874
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,292)		(7,205)	(6,803)
Depreciation expenses			(679)	(677)
Disposal			615	389
Effect of foreign exchange differences			0	2
Others			(23)	(116)
Ending balance			(7,292)	(7,205)
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,292)
Depreciation expenses	(688)
Effect of retrospective application of IFRS 16	0
Disposal	402
Impairment losses	(64)
Effect of foreign exchange differences	1
Others	(21)
Ending balance	(7,662)		(7,292)
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,292)
Ending balance			(7,292)
Construction in progress and equipment to be accepted [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645
Ending balance			18,645
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645		18,527	20,141
Additions			27,413	25,574
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			(27,295)	(27,188)
Ending balance			18,645	18,527
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645
Effect of retrospective application of IFRS 16	0
Additions	21,612
Disposal	0
Effect of foreign exchange differences	(6)
Others	(26,499)
Ending balance	13,752		18,645
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645
Ending balance			18,645
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses			0	0
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			0	0
Ending balance			0	$ 0
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	0
Effect of retrospective application of IFRS 16	0
Disposal	0
Impairment losses	(29)
Effect of foreign exchange differences	0
Others	0
Ending balance	(29)		0
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 0
Ending balance			$ 0